UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
                                                         --------------

                 Check here if Amendment [ ]: Amendment Number:______________

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      -------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl Tash                     11726 San Vicente Blvd. #600    May 14, 2004
-----------------------------     Los Angeles, CA  90049




Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $ 309,644.88 (thousands)

List of Other Included Managers:         None


                                                   Form 13F INFORMATION TABLE

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            Column 1       Column 2     Column 3    Column 4             Column 5          Column 6   Column 7       Column 8
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             Name of      Class Title    CUSIP    Value (x$1000)   Shrs or  SH/PRN  Put/  Investment   Other     Voting authority
-------------------------------------                                                                           -------------------
             Issuer                                                prn amt.         Call  discretion  managers   Sole  Shared None
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
Acadia Rlty Tr              COM SH
                            BEN INT    004239109  $26,512.69      1,879,000   SH              Yes      None      Sole
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American Finl Rlty Tr         com      02607P305   $8,002.10        472,100   SH              Yes      None      Sole
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AvalonBay Cmntys Inc          com      053484101  $26,956.10        503,100   SH              Yes      None      Sole
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BNP Residential
PPTYS Inc                     com      05564T103   $2,884.23        219,000   SH              Yes      None      Sole
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Boston Properties Inc         com      101121101   $7,223.23        133,000   SH              Yes      None      Sole
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Catellus Dev Corp New         com      149113102  $16,123.99        619,915   SH              Yes      None      Sole
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Entertainment Pptys Tr      COM SH
                            BEN INT    29380T105   $3,571.44         87,300   SH              Yes      None      Sole
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Federal Realty Invt Tr      SH BEN
                            INT NEW    313747206  $10,533.60        228,000   SH              Yes      None      Sole
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First Potomac Rlty Tr         com      33610F109   $8,999.54        430,600   SH              Yes      None      Sole
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Government PPTYS TR Inc       com      38374W107   $5,323.31        404,200   SH              Yes      None      Sole
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Highland Hospitality Corp     com      43014101    $1,640.80        140,000   SH              Yes      None      Sole
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Host Marriott Corp New        com      44107P104  $11,303.91        884,500   SH              Yes      None      Sole
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HRPT PPTYS TR               COM SH
                            BEN INT    40426W101  $35,300.70      3,123,900   SH              Yes      None      Sole
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Intrawest Corporation       COM NEW    460915200  $12,750.70        749,600   SH              Yes      None      Sole
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iStar Finl Inc                com      45031U101  $11,822.85        279,500   SH              Yes      None      Sole
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Manufactured Home
Cmntys Inc                    com      564682102  $11,765.50        333,300   SH              Yes      None      Sole
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MI Devs Inc                   CL A
                            SUB VTG    55304X104   $8,792.00        314,000   SH              Yes      None      Sole
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Regency Ctrs Corp             com      758849103   $7,724.47        165,300   SH              Yes      None      Sole
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Rouse Co                      com      779273101  $30,927.20        577,000   SH              Yes      None      Sole
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Shurgard Storage Ctrs Inc     com      82567D104  $16,554.51        414,900   SH              Yes      None      Sole
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Simon PPTY Group Inc New      com      828806109  $20,097.52        343,900   SH              Yes      None      Sole
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Taubman Ctrs Inc              com      876664103  $15,617.99        620,500   SH              Yes      None      Sole
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Vornado Rlty Tr               SH
                            BEN INT    929042109   $9,217.15        152,400   SH              Yes      None      Sole
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                                                 $309,644.88
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